Summary of Significant Accounting Policies - Schedule of Revenues by Revenue Streams (Details) - Disaggregated Revenue [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 13,386,367	$ 12,372,149
Time Charter Revenue [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	9,977,858	9,446,414
Vessel Management Services Revenue [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 3,408,509	$ 2,925,735